Label	Element	Value
Carillon Chartwell Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF CARILLON CHARTWELL INCOME FUND | 5.1.2023
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Carillon Chartwell Income Fund (“Income Fund” or the “fund”) primarily seeks current income and,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily, seeks to preserve capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables that follow describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 1, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the fiscal year ended December 31, 2022 (which includes the portfolio turnover rate of the fund’s predecessor from January 1, 2022 through June 30, 2022), the fund’s portfolio turnover rate was 40% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same, except that the example reflects the fee waiver/expense reimbursement arrangement for the Class Chartwell shares through July 1, 2024. Your costs would be the same whether you sold your shares or continued to hold them at the end of the period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund may invest in corporate bonds, U.S. Treasury bills, bonds and notes, debt securities issued by U.S. Government agencies, preferred stocks, asset-backed securities, mortgage-backed securities, municipal bonds, master limited partnerships (“MLPs”), and dividend-paying common stocks, including securities issued by real estate investment trusts (“REITs”) and exchange-traded funds (“ETFs”). Certain of the fund’s investments in corporate bonds and preferred stocks may be convertible into common stocks. The fund invests in securities that the fund’s sub‑adviser believes are undervalued. The fund may invest any percentage of its net assets in the foregoing securities as the sub‑adviser deems appropriate, except that the fund’s sub‑adviser will not purchase a common stock if it would cause the aggregate value of the common stocks that the fund owns to exceed 30% of the fund’s net assets. The sub‑adviser is not required to sell any common stocks owned by the fund if the value of the common stocks exceeds 30% of net assets due to appreciation of the common stocks or depreciation of the fund’s other securities.
When selecting corporate bonds, the sub‑adviser will consider the rating the bond has received from Standard & Poor’s Ratings Services, a division of McGraw Hill Companies, Inc. (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch Ratings Ltd. (“Fitch”). The sub‑adviser may invest in fixed income securities of any maturity or credit rating including below investment grade securities. Investment grade securities are those rated in the Baa3 or higher categories by Moody’s, or in the BBB‑ or higher categories by S&P or Fitch or, if unrated by S&P, Moody’s or Fitch, determined by the sub‑adviser to be of comparable credit quality. Below-investment grade securities, commonly referred to as “junk bonds” or “high yield securities,” are securities rated below investment grade by at least one of Moody’s, S&P or Fitch (or, if unrated, determined by the sub‑adviser to be of comparable credit quality). The sub‑adviser may purchase bonds in private transactions that qualify under Rule 144A of the Securities Act of 1933 (the “1933 Act”). Additionally, the sub‑adviser may purchase securities that are not registered under the 1933 Act and securities issued in non‑U.S. markets subject to similar regulations, including Section 4(a)(2) securities and Rule 144A securities, which are subject to restrictions on resale.
The sub‑adviser will select corporate bonds primarily on the basis of current yield and secondarily on the basis of anticipated long term return. The duration of bonds purchased by the fund will usually vary from three to seven years. The sub‑adviser has the discretion to vary the duration of the portfolio in order to seek to take advantage of prevailing trends in interest rates. The fund generally invests in the fixed-income securities of large-capitalization companies.
The fund may invest in common stocks, subject to the 30% limit described above, and in preferred stocks when the sub‑adviser deems it appropriate. The portfolio allocations to preferred and common stocks are determined by the sub‑adviser based upon its evaluation of the bond market. The outlook for the economy generally is also a consideration. During periods of economic strength, greater emphasis may be placed on preferred and common stocks than on other investments. Preferred stocks are generally selected based on one of two criteria: (1) preferred stocks that the sub‑adviser believes are offering an above average yield, in comparison to other preferred stocks of the same quality; and (2) preferred stocks that the sub‑adviser believes offer the potential for capital appreciation due to the business prospects of the issuers. The fund may also purchase preferred stocks in private transactions that qualify under Rule 144A of the 1933 Act. The fund may invest in equity securities of any market capitalization.
Common stocks are generally selected based on one of three value-based criteria: (1) stocks selling substantially below their book values; (2) stocks judged by the sub‑adviser to be selling at low valuations based on their present earnings levels; and (3) stocks judged by the sub‑adviser to have above average growth prospects and to be selling at small premiums to their book values or at modest valuations based on their present earnings levels. In addition, the fund will only purchase common stocks that pay cash dividends; however, the fund may purchase preferred stocks that do not have to be paying current dividends. If a common stock stops paying dividends after its purchase by the fund, the fund would not be required to sell the stock. The sub‑adviser may purchase ETFs designed to track equity and fixed income securities indices to manage the fund’s cash holdings. ETFs are investment companies that invest in portfolios of securities, often designed to track particular market segments or indices, the shares of which are bought and sold on a securities exchange.

Risk [Heading]	rr_RiskHeading	Principal risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The fund is the successor to the Chartwell Income Fund (“Predecessor Fund”) pursuant to a reorganization involving the fund and the Predecessor Fund that occurred on July 1, 2022. The Class Chartwell shares of the fund have adopted the performance history and financial statements of the Predecessor Fund. Prior to the date of the reorganization, the fund had no investment operations. Accordingly, the performance information, including information on fees and expenses and financial information provided in this prospectus for periods prior to the reorganization (the fund’s commencement of operations) is historical information for the Predecessor Fund. Given the above, unless specifically stated otherwise, subsequent references in this section to the fund should be read to include the Predecessor Fund, as well as the other predecessor funds described below.
Prior to this reorganization, the Predecessor Fund acquired the assets and liabilities of the Berwyn Income Fund (the “IMST Predecessor Fund”), a series of Investment Managers Series Trust, on July 17, 2017. The IMST Predecessor Fund acquired the assets and liabilities of the Berwyn Income Fund (the “Berwyn Funds Predecessor Fund,” and together with the IMST Predecessor Fund and the Predecessor Fund, the “Predecessor Funds”), a series of The Berwyn Funds, on April 29, 2016. As a result of the reorganizations, the fund is the accounting successor of the Predecessor Funds. Performance results shown in the bar chart and the performance table below reflect the performance of the IMST Predecessor Fund for the period from April 29, 2016 through July 17, 2017, and the performance of the Berwyn Funds Predecessor Fund for the period prior to April 29, 2016. The Predecessor Funds’ past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund’s returns for various periods with the returns of the Bloomberg U.S. Aggregate Bond Index and ICE BofA U.S. Cash Pay High Yield Index, each a broad-based measure of market performance that has characteristics relevant to the fund’s investment strategies, the Russell 3000 Value Index, an index of funds with similar investment objectives as the fund and 25% Russell 3000 Value/55% Bloomberg US Aggregate/20% ICE BofA U.S. Cash Pay High Yield blend, a custom index with similar investment objectives as the fund. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund’s Class Chartwell share performance from one year to another. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month‑end, please visit our website at rjinvestmentmanagement.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table that follows compares the fund’s returns for various periods with the returns of the Bloomberg U.S. Aggregate Bond Index and ICE BofA U.S. Cash Pay High Yield Index, each a broad-based measure of market performance that has characteristics relevant to the fund’s investment strategies, the Russell 3000 Value Index, an index of funds with similar investment objectives as the fund and 25% Russell 3000 Value/55% Bloomberg US Aggregate/20% ICE BofA U.S. Cash Pay High Yield blend, a custom index with similar investment objectives as the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	rjinvestmentmanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	For each calendar year at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter (% and quarter end date)	Worst Quarter (% and quarter end date)

9.73% (June 30, 2020)	(13.80)% (March 31, 2020)

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for the periods ended December 31, 2022): Fund return (after deduction of sales charges and expenses)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After‑tax returns shown are not relevant to investors who hold their fund shares through tax‑deferred arrangements, such as a 401(k) plan or individual retirement account (“IRA”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	For the periods prior to the reorganization (the fund’s commencement of operations), the performance is the historical performance of the Predecessor Funds, as applicable.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
No one index is representative of the fund’s portfolio.
After‑tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their fund shares through tax‑deferred arrangements, such as a 401(k) plan or individual retirement account (“IRA”). The return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Carillon Chartwell Income Fund – Average Annual Total Returns (As of December 31, 2022)
Carillon Chartwell Income Fund | Risk Lose Money [Member]
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Risk [Text Block]	rr_RiskTextBlock	The greatest risk of investing in the fund is that you could lose money.
Carillon Chartwell Income Fund | Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Carillon Chartwell Income Fund | Market risk [Member]
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Market risk is the risk that markets may at times be volatile, and the values of the fund’s holdings may decline, sometimes significantly and/or rapidly, because of adverse issuer-specific conditions or general market conditions, including a broad stock market decline, which are not specifically related to a particular issuer. These conditions may include real or perceived adverse political, regulatory, market, economic or other developments, such as natural disasters, public health crises, pandemics, changes in federal, state or foreign government policies, regional or global economic instability (including war, terrorism, territorial disputes and geopolitical risks), changes in the U.S. presidential administration and Congress, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, and interest, inflation and currency rate fluctuations. These and other conditions may cause broad changes in market value, the general outlook for corporate earnings, public perceptions concerning these developments or adverse investment sentiment generally. Changes in the financial condition of a single issuer, industry or market segment also can impact the market as a whole. In addition, adverse market events may lead to increased redemptions, which could cause the fund to experience a loss when selling securities to meet redemption requests by shareholders. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Conversely, it is also possible that, during a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Changes in value may be temporary or may last for extended periods. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.
Recent market events risk includes risks arising from current and recent circumstances impacting markets. Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the fund may be increased.
Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, or the timing, frequency or magnitude of any such increases. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown in the US and abroad. Deteriorating economic fundamentals and unexpected increases in interest rates may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various sectors or markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.
In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global banking systems.
Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; the possibility of changes to some international trade agreements; tensions, war, or open conflict between nations, such as between Russia and Ukraine or in eastern Asia; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen as of the date of this Prospectus. Russia’s military invasion of Ukraine beginning in February 2022, the responses and sanctions by the United States and other countries, and the potential for wider conflict have had, and could continue to have, severe adverse effects on the performance and liquidity of global markets and could negatively affect the value of the fund’s investment. The duration of ongoing hostilities and the vast array of sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the fund and its investments or operations could be negatively impacted. The recent strength of the U.S. dollar could decrease foreign demand for U.S. assets, which may negatively impact certain issuers and/or industries.
The impact of the COVID-19 pandemic has negatively affected and could continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including their liquidity, in ways that cannot necessarily be foreseen as of the date of this Prospectus. Epidemics and/or pandemics, such as the coronavirus, have and may further result in, among other things, closing borders, extended quarantines and stay-at-home orders, order cancellations, disruptions to supply chains and customer activity, widespread business closures and layoffs, as well as general concern and uncertainty.
Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change;

Carillon Chartwell Income Fund | Interest rate risk [Member]
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Interest rate risk is the risk that the value of investments, such as fixed-income securities, will move in the opposite direction to movements in interest rates. Generally the value of investments with interest rate risk will fall when interest rates rise. Factors including central bank monetary policy, rising inflation rates, and changes in general economic conditions may cause interest rates to rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the fund. The effect of increasing interest rates is more pronounced for any intermediate- or longer-term fixed income obligations owned by the fund. For example, if a bond has a duration of seven years, a 1% increase in interest rates could be expected to result in a 7% decrease in the value of the bond. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the fund may be unable to maintain positive returns or pay dividends to fund shareholders;

Carillon Chartwell Income Fund | Callable securities risk [Member]
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Callable securities risk arises from the fact that the fund may invest in fixed-income securities with call features. A call feature allows the issuer of the security to redeem or call the security prior to its stated maturity date. In periods of falling interest rates, issuers may be more likely to call in securities that are paying higher coupon rates than prevailing interest rates. In the event of a call, the fund would lose the income that would have been earned to maturity on that security, and the proceeds received by the fund may be invested in securities paying lower coupon rates and may not benefit from any increase in value that might otherwise result from declining interest rates;

Carillon Chartwell Income Fund | Credit risk [Member]
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•	Credit risk arises if an issuer is unable or unwilling, or is perceived as unable or unwilling, to meet its financial obligations or goes bankrupt;

Carillon Chartwell Income Fund | Equity securities [Member]
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•	Equity securities are subject to market risk. The fund may invest in the following equity securities, which may expose the fund to the following additional risks:
Common stocks. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company;
Convertible securities. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Convertible securities also are sensitive to movements in interest rates. Generally, a convertible security is subject to the market risks of stocks when the price of the underlying stock is high relative to the conversion price, and is subject to the market risks of debt securities when the underlying stock’s price is low relative to the conversion price;
Dividend-Paying Stocks. Securities of companies that have historically paid a high dividend yield may reduce or discontinue their dividends, reducing the yield of the fund. Low priced securities in the fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may perform worse than other investment strategies or the overall stock market;
Preferred stocks. Preferred stocks are subject to issuer-specific risks and are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Preferred stocks may also be subject to credit risk, which is the risk that an issuer may be unable or unwilling to meet its financial obligations;
REITs. Investments in REITs are subject to the risks associated with investing in the real estate industry, such as adverse developments affecting the real estate industry and real property values, and are dependent upon the skills of their managers. REITs typically incur fees that are separate from those incurred by the fund, meaning the fund, as a shareholder, will indirectly bear a proportionate share of a REIT’s operating expenses;

Carillon Chartwell Income Fund | High yield security risk [Member]
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High-yield security risk results from investments in below investment grade bonds, which have a greater risk of loss, are susceptible to rising interest rates and have greater volatility, especially when the economy is weak or expected to become weak. Investments in high-yield securities (commonly referred to as “junk bonds”) are inherently speculative and carry a greater risk that the issuer will default on the timely payment of principal and interest. High yield securities carry greater levels of call risk, credit risk and liquidity risk;

Carillon Chartwell Income Fund | Large cap company risk [Member]
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Large‑cap company risk arises because large‑cap companies may be less responsive to competitive challenges and opportunities, and may be unable to attain high growth rates, relative to smaller companies;

Carillon Chartwell Income Fund | Liquidity risk [Member]
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Liquidity risk is the possibility that trading activity in certain securities may, at times, be significantly hampered. The fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the fund. The fund may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the fund. Market prices for such securities may be volatile;

Carillon Chartwell Income Fund | Management and strategy risk [Member]
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Management and strategy risk is the risk that the value of your investment depends on the judgment of the fund’s sub‑adviser about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the fund’s sub‑adviser in selecting investments for the fund may not result in an increase in the value of your investment or in overall performance equal to other investments;

Carillon Chartwell Income Fund | Master limited partnership risk [Member]
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Master limited partnership risk involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to change their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, they may be difficult to value, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies. Holders of units in MLPs have more limited rights to vote on matters affecting the partnership and may be required to sell their common units at an undesirable time or price. The fund’s investments in MLPs will be limited to no more than 25% of its assets in order for the fund to meet the requirements necessary to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended;

Carillon Chartwell Income Fund | Mid cap company risk [Member]
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Mid-cap company risk arises because mid-cap companies may have narrower commercial markets, limited managerial and financial resources, more volatile performance, and less liquid stock, compared to larger, more established companies;

Carillon Chartwell Income Fund | Mortgage and asset backed security risk [Member]
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Mortgage- and asset-backed security risk arises from the potential for mortgage failure, particularly during periods of market downturn, premature repayment of principal, or a delay in the repayment of principal, and can increase in an unstable or depressed housing market. Although the value of a mortgage-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to be prepaid. When interest rates rise, the effective duration of a fund’s mortgage-backed and asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages. This delay in the repayment of principal could increase the potential for loss when prevailing interest rates rise, which could cause the values of the securities to fall sharply;

Carillon Chartwell Income Fund | Municipal securities risk [Member]
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Municipal securities risk is the possibility that a municipal security’s value, interest payments or repayment of principal could be affected by economic, legislative or political changes. Municipal securities are also subject to potential volatility in the municipal market and the fund’s share price, yield and total return may fluctuate in response to municipal bond market movements. In addition, the fund’s investments in municipal securities are subject to the risks associated with a lack of liquidity in the municipal bond market;

Carillon Chartwell Income Fund | Investing in other investment companies including ETFs [Member]
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Investing in other investment companies, including ETFs, carries with it the risk that, by investing in another investment company, the fund will be exposed to the risks of the types of investments in which the investment company invests. The fund and its shareholders will indirectly bear the fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses fund shareholders directly bear in connection with the fund’s own operations. ETF shares may trade at a premium or discount to their net asset value. An ETF that tracks an index may not precisely replicate the returns of its benchmark index;

Carillon Chartwell Income Fund | Restricted securities risk [Member]
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Restricted securities risk is the risk that securities not registered in the U.S. under the 1933 Act, or in non‑U.S. markets pursuant to similar regulations, including “Section 4(a)(2)” securities and “Rule 144A” securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no active trading market. The prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk. They also may be more difficult to purchase or sell at an advantageous time or price. The fund may not be able to sell a restricted security when the sub‑adviser considers it desirable to do so and/or may have to sell the security at a lower price thank the fund believes is its fair market value. In addition, transaction costs may be higher and the fund may receive only limited information regarding the issuer;

Carillon Chartwell Income Fund | Small cap company risk [Member]
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Small-cap company risk arises because small-cap companies involve greater risks than investing in large-capitalization companies. Small-cap companies generally have lower volume of shares traded daily, less liquid stock, a more volatile share price, a limited product or service base, narrower commercial markets and more limited access to capital, compared to larger, more established companies. These factors increase risks and make these companies more likely to fail than companies with larger market capitalizations, and could increase the volatility of a fund’s portfolio and performance. Generally, the smaller the company size, the greater these risks;

Carillon Chartwell Income Fund | US government securities and government sponsored enterprises risk [Member]
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U.S. government securities and government-sponsored enterprises risk arises because a security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed by the applicable entity only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Securities held by an underlying fund that are issued by government-sponsored enterprises, such as the Federal National Mortgage Association (‘‘Fannie Mae’’), the Federal Home Loan Mortgage Corporation (‘‘Freddie Mac’’), Federal Home Loan Banks, Federal Farm Credit Banks, and the Tennessee Valley Authority are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. U.S. Government securities and securities of government sponsored enterprises are also subject to credit risk, interest rate risk and market risk;

Carillon Chartwell Income Fund | US Treasury obligations risk [Member]
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U.S. Treasury obligations risk is the risk that the value of U.S. Treasury obligations may vary due to changes in interest rates. In addition, changes to the financial condition or credit rating of the U.S. Government may cause the value of the fund’s investments in obligations issued by the U.S. Treasury to decline. Certain political events in the U.S., such as a prolonged government shutdown or potential default on the national debt, may also cause investors to lose confidence in the U.S. Government and may cause the value of U.S. Treasury obligations to decline; and

Carillon Chartwell Income Fund | Value stock risk [Member]
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Value stock risk arises from the possibility that a stock’s intrinsic value may not be fully realized by the market or that its price may decline. If a value investment style shifts out of favor based on market conditions and investor sentiment, the fund could underperform funds that use a non‑value approach to investing or have a broader investment style.

Carillon Chartwell Income Fund | Class Chartwell
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Carillon Tower Administration Fee	rr_Component1OtherExpensesOverAssets	0.10%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.19%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.64%
Year 1	rr_ExpenseExampleYear01	$ 65
Year 3	rr_ExpenseExampleYear03	215
Year 1	rr_ExpenseExampleNoRedemptionYear01	65
Year 3	rr_ExpenseExampleNoRedemptionYear03	$ 215
2013	rr_AnnualReturn2013	15.83%
2014	rr_AnnualReturn2014	3.32%
2015	rr_AnnualReturn2015	(3.30%)
2016	rr_AnnualReturn2016	8.73%
2017	rr_AnnualReturn2017	3.92%
2018	rr_AnnualReturn2018	(0.82%)
2019	rr_AnnualReturn2019	9.68%
2020	rr_AnnualReturn2020	4.48%
2021	rr_AnnualReturn2021	7.35%
2022	rr_AnnualReturn2022	(10.14%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.80%)
One Year	rr_AverageAnnualReturnYear01	(10.14%)
Five Years	rr_AverageAnnualReturnYear05	1.86%
Ten Years	rr_AverageAnnualReturnYear10	3.67%
Carillon Chartwell Income Fund | Return After Taxes on Distributions | Class Chartwell
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(11.32%)
Five Years	rr_AverageAnnualReturnYear05	0.53%
Ten Years	rr_AverageAnnualReturnYear10	2.27%
Carillon Chartwell Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class Chartwell
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(5.93%)
Five Years	rr_AverageAnnualReturnYear05	0.95%
Ten Years	rr_AverageAnnualReturnYear10	2.45%
Carillon Chartwell Income Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(13.01%)
Five Years	rr_AverageAnnualReturnYear05	0.02%
Ten Years	rr_AverageAnnualReturnYear10	1.06%
Carillon Chartwell Income Fund | ICE BofA U.S. Cash Pay High Yield Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(11.06%)
Five Years	rr_AverageAnnualReturnYear05	2.15%
Ten Years	rr_AverageAnnualReturnYear10	3.95%
Carillon Chartwell Income Fund | Russell 3000 Value Index (reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(7.98%)
Five Years	rr_AverageAnnualReturnYear05	6.50%
Ten Years	rr_AverageAnnualReturnYear10	10.16%
Carillon Chartwell Income Fund | 25% Russell 3000 Value/55% Bloomberg US Aggregate/20% ICE BofA U.S. Cash Pay High Yield blend (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(11.15%)
Five Years	rr_AverageAnnualReturnYear05	2.36%
Ten Years	rr_AverageAnnualReturnYear10	4.07%

[1]	Other Expenses are estimated for the current fiscal year.
[2]	Carillon Tower Advisers, Inc. (“Carillon”) has contractually agreed to waive its investment advisory fee and/or reimburse certain expenses of the fund to the extent that annual operating expenses of Class Chartwell exceed 0.64% of that class’ average daily net assets through July 1, 2024. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies (acquired fund fees and expenses), dividend and interest expenses on short sales, expenses incurred in connection with any merger or reorganization, and extraordinary expenses. The contractual fee waiver can be changed only with the approval of a majority of the fund’s Board of Trustees. Any reimbursement of fund expenses or reduction in Carillon’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then-current expense cap or the expense cap in effect at the time of the fee reimbursement.